Leases (right of use assets) - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Threshold amount for low value lease assets	€ 10,000
Right of use assets	18,558,000	€ 19,232,000	€ 20,392,000
Revaluation due to variable payments	0	0
Sweden
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	€ 14,800,000	€ 15,200,000
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement, period	5 years
Lease agreement, interest rate percentage	7.00%
Maximum | Sweden
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement, period	15 years
Lease agreement, notice period	6 years
Lease agreement, interest rate percentage	3.401%
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement, interest rate percentage	1.046%
Minimum | Sweden
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement, period	10 years
Lease agreement, notice period	1 year
Lease agreement, interest rate percentage	2.493%